Leases - Subleases (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 JPY (¥) building	Dec. 31, 2022 JPY (¥) building	Dec. 31, 2021 JPY (¥) building
Leases
Fixed sublease income	¥ 344,875	¥ 429,419	¥ 420,138
Variable sublease income	19,492	22,256	17,838
Total	¥ 364,367	¥ 451,675	¥ 437,976
Number of lease transactions classified as sale-type and direct financing leases | building	0	0	0
Year ending December 31:
2024	¥ 250,565
2025	180,614
2026	103,085
2027	46,203
2028	25,043
2029 and thereafter	21,340
Total	¥ 626,850